AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 64.7%
Communication Services - 16.4%
Alphabet, Inc., Class C*	59,000	$68,605,790
Bollore SA (France)	47,500,000	129,087,576
Bollore SA, non-voting (France)*	246,528	796,394
Fox Corp., Class B	5,050,000	115,544,000
News Corp., Class A1	5,145,915	46,184,587
News Corp., Class B	481,400	4,327,786
The Walt Disney Co.	840,000	81,144,000

Total Communication Services		445,690,133
Consumer Discretionary - 11.1%
Booking Holdings, Inc.*	55,000	73,992,600
Continental AG (Germany)	1,200,000	85,558,004
Hyundai Home Shopping Network Corp. (South Korea)	547,254	25,963,724
Macy's, Inc.[1]	11,750,000	57,692,500
Qurate Retail, Inc., Series A*	1,632,785	9,968,152
Ralph Lauren Corp.	183,000	12,229,890
Rinnai Corp. (Japan)	276,000	19,455,381
Sodexo, S.A. (France)	217,364	14,597,141
Stanley Electric Co., Ltd. (Japan)	75,265	1,477,353

Total Consumer Discretionary		300,934,745
Consumer Staples - 14.4%
Associated British Foods PLC (United Kingdom)	2,100,000	47,039,236
The Coca-Cola Co.	1,400,000	61,950,000
Hengan International Group Co., Ltd. (China)	5,872,300	43,861,257
KT&G Corp. (South Korea)	235,000	14,388,411
PepsiCo, Inc.	700,000	84,070,000
The Procter & Gamble Co.	630,000	69,300,000
Sysco Corp.	1,500,000	68,445,000

Total Consumer Staples		389,053,904
Energy - 1.2%
ConocoPhillips	300,000	9,240,000
Exxon Mobil Corp.	250,000	9,492,500
Weatherford International PLC (Switzerland)*	2,421,818	14,409,817

Total Energy		33,142,317
Financials - 4.4%
The Bank of New York Mellon Corp.	650,000	21,892,000
First Hawaiian, Inc.	696,000	11,504,880
State Street Corp.	850,000	45,279,500
U.S. Bancorp	750,000	25,837,500
Wells Fargo & Co.	500,000	14,350,000

Total Financials		118,863,880
	Shares	Value
Health Care - 3.1%
Johnson & Johnson	650,000	$85,234,500
Industrials - 3.8%
Aggreko PLC (United Kingdom)	2,890,601	17,275,701
Brenntag AG (Germany)	1,650,000	59,948,074
MSC Industrial Direct Co., Inc., Class A	317,939	17,477,107
Societe BIC, S.A. (France)	146,866	8,157,386
Valmont Industries, Inc.	1,493	158,228

Total Industrials		103,016,496
Information Technology - 8.7%
Cisco Systems, Inc.	1,000,000	39,310,000
Cognizant Technology Solutions Corp., Class A	1,050,000	48,793,500
Microsoft Corp.	540,000	85,163,400
Oracle Corp.	1,300,000	62,829,000

Total Information Technology		236,095,900
Materials - 1.6%
Huntsman Corp.	1,600,000	23,088,000
Nihon Parkerizing Co., Ltd. (Japan)	1,859,500	19,180,962

Total Materials		42,268,962

Total Common Stocks (Cost $1,937,989,585)		1,754,300,837

	Principal Amount
Corporate Bonds and Notes - 3.0%
Energy - 0.2%
W&T Offshore, Inc. 9.750%, 11/01/23[2]	$22,749,000	5,118,525
Financials - 0.9%
Service Properties Trust
4.350%, 10/01/24	15,669,000	11,501,769
4.500%, 06/15/23	2,200,000	1,652,600
4.500%, 03/15/25	3,505,000	2,562,249
4.650%, 03/15/24	7,846,000	5,746,115
5.250%, 02/15/26	4,100,000	2,936,600

Total Financials		24,399,333
Industrials - 1.9%
Macy's Retail Holdings, Inc. 3.625%, 06/01/24	1,020,000	675,371
Six Flags Entertainment Corp. 5.500%, 04/15/27[1,2]	8,075,000	6,803,188
Weatherford International, Ltd. 11.000%, 12/01/24[1,2]	74,388,000	44,446,830

Total Industrials		51,925,389

Total Corporate Bonds and Notes (Cost $136,065,668)		81,443,247

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 13.3%
Consumer Staples - 0.4%
Amorepacific Corp., 1.130% (South Korea)	250,000	$12,072,965
Information Technology - 12.9%
Samsung Electronics Co., Ltd., 2.150% (South Korea)	10,700,000	348,687,726

Total Preferred Stocks (Cost $212,063,736)		360,760,691

	Principal Amount
Short-Term Investments - 18.6%
Joint Repurchase Agreements - 0.7%[3]
Cantor Fitzgerald Securities, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $3,193,759 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/01/20 - 02/20/70, totaling $3,257,632)	$3,193,757	3,193,757
CF Secured LLC, dated 03/31/20, due 04/01/20, 0.020% total to be received $1,075,076 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 12/15/21 - 11/20/66, totaling $1,096,578)	1,075,075	1,075,075
Citadel Securities LLC, dated 03/31/20, due 04/01/20, 0.090% total to be received $1,197,770 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 04/07/20 - 02/15/50, totaling $1,221,725)	1,197,767	1,197,767
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $4,268,834 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $4,354,209)	4,268,832	4,268,832
	Principal Amount	Value

Industrial and Commercial Bank of China Financial Services LLC, dated 03/31/20, due 04/01/20, 0.020% total to be received $1,145,885 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 04/02/20 - 03/01/50, totaling $1,168,802)	$1,145,884	$1,145,884
Royal Bank of Canada, dated 03/31/20, due 04/01/20, 0.010% total to be received $2,823,524 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.000%, 08/01/23 - 06/01/51, totaling $2,879,993)	2,823,523	2,823,523
State of Wisconsin Investment Board, dated 03/31/20, due 04/01/20, 0.160% total to be received $4,268,851 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/01/20 - 09/09/49, totaling $4,364,629)	4,268,832	4,268,832

Total Joint Repurchase Agreements		17,973,670

	Shares
Other Investment Companies - 17.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[4]	168,172,542	168,172,542
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[4]	318,894,018	318,894,018

Total Other Investment Companies		487,066,560

Total Short-Term Investments (Cost $505,040,230)		505,040,230
Total Investments - 99.6% (Cost $2,791,159,219)		2,701,545,005
Other Assets, less Liabilities - 0.4%		10,869,875
Net Assets - 100.0%		$2,712,414,880

*	Non-income producing security.
[1]	Some of these securities, amounting to $31,970,033 or 1.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $56,368,543 or 2.1% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$315,806,163	$129,883,970	—	$445,690,133
Consumer Staples	283,765,000	105,288,904	—	389,053,904
Consumer Discretionary	153,883,142	147,051,603	—	300,934,745
Information Technology	236,095,900	—	—	236,095,900
Financials	118,863,880	—	—	118,863,880
Industrials	17,635,335	85,381,161	—	103,016,496
Health Care	85,234,500	—	—	85,234,500
Materials	23,088,000	19,180,962	—	42,268,962
Energy	33,142,317	—	—	33,142,317
Corporate Bonds and Notes†	—	81,443,247	—	81,443,247
Preferred Stocks†	—	360,760,691	—	360,760,691
Short-Term Investments
Joint Repurchase Agreements	—	17,973,670	—	17,973,670
Other Investment Companies	487,066,560	—	—	487,066,560
Total Investments in Securities	$1,754,580,797	$946,964,208	—	$2,701,545,005

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
China	2.0
France	6.9
Germany	6.6
Japan	1.8
South Korea	18.3
Switzerland	0.7
United Kingdom	2.9
United States	60.8
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$31,970,033	$17,973,670	$16,624,705	$34,598,375
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.625%	04/07/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.